Share Capital and Public Offerings	6 Months Ended
Jun. 30, 2022
Share Capital and Public Offerings [Abstract]
Share Capital and Public Offerings

Note 9

Share Capital and Public Offerings:

Common Shares:

As of June 30, 2022, the Company had 19,564,512 registered and issued common shares.

On April 25, 2022, the Company closed a registered direct offering with health-care focused institutional investors alongside participation from the Company’s Chairman of the Board of Directors, Ronald Hafner, for the purchase and sale of (i) 3,015,384 common shares, at a purchase price of $1.04 per share, and (ii) pre-funded warrants to purchase up to 1,184,616 common shares (the “Pre-Funded Warrants”) at a purchase price of $1.04 minus CHF 0.02 per Pre-Funded Warrant. The Chairman of our Board of Directors, Ronald Hafner, purchased 95,984 of the 3,015,384 common shares in the offering.

In a concurrent private placement, the Company issued the investors, who also participated in the registered direct offering, warrants to purchase up to 3,150,000 common shares. The warrants have an exercise price of $1.04 per common share, are exercisable six months following the date of issuance and expire 5 years following the initial exercise date. Pursuant to the terms of the securities purchase agreement, dated April 13, 2022, between the Company and the investors, the Company agreed to register and create the common shares issuable upon the exercise of the warrants issued as part of the concurrent private placement. The common shares will first need to be created based on Swiss law upon the exercise of the respective warrants by the investors.

The Company also entered into an agreement (the “Placement Agent Agreement”) with A.G.P./Alliance Global Partners, as sole placement agent (the “Placement Agent”) dated April 13, 2022, pursuant to which the Placement Agent agreed to serve as the Company’s placement agent in connection with the registered direct offering and concurrent private placement. The Company agreed to pay the Placement Agent (except with respect to the securities to be purchased by Mr. Hafner) a cash placement fee equal to 7.0% of the aggregate gross proceeds received for the securities sold in the offerings.

On March 5, 2022, the Company, entered into an ATM Sales Agreement (the “Sales Agreement”) with Virtu, as sales agent. Pursuant to the terms of the Sales Agreement, the Company may issue and sell from time to time its common shares, par value CHF 0.02 per share, through Virtu, acting as its sales agent, or directly to Virtu, acting as principal. On March 31, 2022, the Company sold 22,000 common shares through the Sales Agreement for approximately $31 thousand, net. Pursuant to the Company’s prospectus supplement filed on April 13, 2022, the Company may issue and sell its common shares having an aggregate offering price of up to $230 thousand pursuant to the Sales Agreement.

Under the Sales Agreement, common shares will be offered and sold pursuant to the Company’s shelf registration statement on Form F-3 (File No. 333-262489), declared effective by the Securities and Exchange Commission on February 11, 2022. In addition, under the Sales Agreement, sales of common shares may be made by any method permitted by law deemed to be an “at the market offering” as defined in Rule 415(a)(4) under the Securities Act of 1933, as amended.

The Company will pay Virtu a commission rate of up to 3.0% of the gross proceeds from each sale of Shares and has agreed to provide Virtu with customary indemnification and contribution rights. The Company will also reimburse Virtu for certain specified expenses in connection with entering into the Sales Agreement.

The Company has no obligation to sell any of the common shares under the Sales Agreement and may at any time suspend the offering of its common shares upon notice and subject to other conditions.

Warrants:

On April 25, 2022, in a concurrent private placement, the Company issued investors, who also participated in the registered direct offering, warrants to purchase up to 3,150,000 common shares. The warrants have an exercise price of $1.04 per common share, are exercisable six months following the date of issuance and expire 5 years following the initial exercise date. Pursuant to the terms of the securities purchase agreement, dated April 13, 2022, between the Company and the investors, the Company agreed to register and create the common shares issuable upon the exercise of the warrants issued as part of the concurrent private placement. The common shares will first need to be created based on Swiss law upon the exercise of the respective warrants by the investors.

The following table summarizes the common share warrant activity for the six months ended June 30, 2022:

Balance on January 1, 2022	5,409,746
Issuances	4,334,616
Exercises	-
Balance on June 30, 2022	9,744,362

Treasury Shares:

In the second half of 2021, the Company created treasury shares from its authorized capital in order to use them for the SEDA, as discussed above. On June 30, 2022 and December 31, 2021, the Company held 1,778,592 and 1,474,853 treasury shares, respectively, for financing arrangements.

Option Plan

On December 14, 2021, the board of directors (the “Board”) adopted the Share Option Plan Regulation 2021 (the “Option Plan”). The purpose of the Option Plan is to retain, attract and motivate management, employees, directors and consultants by providing them with options to purchase our common shares. The Board allocated fifteen percent (15%) of the Company’s fully diluted shares to awards that may be made pursuant to the Option Plan. For the six months ended June 30, 2022, the Company had not issued any options under the plan.